Inventory (Tables)	6 Months Ended
Mar. 31, 2023
Inventory
Schedule of inventory
	March 31,	September 30,
	2023	2022
	(unaudited)
Raw materials	$113,613	$536,368
Finished goods	3,230,291	247,883
Total	$3,343,904	$784,251